Consolidated cash flow statements - Consolidated entity [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net (loss) profit of the year	€ (1,656)	€ (3,019)	€ (2,860)
Depreciation of property, plant and equipment	8,630	6,420	5,122
Amortization of intangible assets	4,001	1,954	1,585
Impairment of goodwill	0	0	104
Share-based payment expense	1,033	977	769
Loss (gain) on disposal of property, plant and equipment	25	(149)	(62)
Movement in provisions	61	18	(116)
Movement reserve for bad debt	502	77	254
Financial income	(381)	(172)	(413)
Finance expense	1,597	983	901
Impact of foreign currencies	302	(400)	(1,530)
Share in loss of joint venture	469	1,018	401
Income taxes and deferred taxes	534	1,712	(388)
Fair value adjustment contingent consideration	0	(455)	0
Other	(22)	(78)	0
Increase in trade receivables and other receivables	(6,510)	(6,465)	(6,645)
Decrease (increase) in inventories	(984)	(2,482)	(1,671)
Adjustments for increase (decrease) in trade and other payables	3,854	9,086	7,148
Income tax paid	(1,569)	(530)	(246)
Net cash flow from operating activities	9,886	8,495	2,353
Investing activities
Purchase of property, plant and equipment	(27,668)	(12,237)	(8,907)
Purchase of intangible assets	(4,345)	(2,342)	(1,641)
Proceeds from the sale of property, plant and equipment (net)	221	1,928	338
Acquisition of subsidiary (net of cash)	(27,173)	0	(1,619)
Investments in joint-ventures	(500)	0	(1,000)
Investments in investments held to maturity	0	0	10,000
Interest received	281	11	35
Net cash flow used in investing activities	(59,184)	(12,640)	(2,794)
Financing activities
Proceeds from loans and borrowings and convertible debt	54,319	14,669	5,672
Repayment of loans and borrowings	(11,904)	(2,796)	(4,711)
Repayment of finance leases	(2,947)	(1,898)	(1,546)
Proceeds from the exercise of warrants	0	0	95
Purchase of non-controlling interest	0	0	(1,377)
Capital increase in parent company	0	0	580
Interest paid	(955)	(630)	(589)
Other financial income (expense)	(472)	(79)	88
Net cash flow from (used in) financing activities	38,041	9,266	(1,788)
Net increase of cash and cash equivalents	(11,257)	5,121	(2,229)
Cash and cash equivalents at beginning of the period	55,912	50,726	51,019
Exchange rate differences on cash and cash equivalents	(1,480)	65	1,936
Cash and cash equivalents at end of the period	€ 43,175	€ 55,912	€ 50,726